OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

with a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2011

Date of reporting period:       January 31, 2011

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Consumer Discretionary - 27.9%
Auto Components - 4.9%
Autoliv, Inc.	5,020	$385,536
Gentex Corp.	8,335	267,303
		652,839
Automobiles - 2.1%
Harley-Davidson, Inc.	7,150	283,497

Diversified Consumer Services - 2.0%
Bridgepoint Education, Inc. *	14,200	259,292

Hotels, Restaurants & Leisure - 3.4%
Royal Caribbean Cruises Ltd. *	3,775	169,497
Vail Resorts, Inc. *	5,780	277,729
		447,226
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. *	1,255	212,898
Liberty Media Corp. - Interactive - Series A *	17,110	271,023
		483,921
Media - 8.7%
DIRECTV, Inc. - Class A *	10,275	435,557
Discovery Communications, Inc. - Class C *	4,720	160,291
Liberty Media Corp. - Capital - Series A *	5,005	328,629
Liberty Media Corp. - Starz - Series A *	3,555	237,012
		1,161,489
Specialty Retail - 3.2%
Limited Brands, Inc.	4,755	139,036
Urban Outfitters, Inc. *	8,470	286,456
		425,492
Consumer Staples - 1.0%
Food Products - 1.0%
Hershey Co. (The)	2,845	132,833

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	4,155	320,268
Pioneer Natural Resources Co.	3,875	368,745
		689,013

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.8% (Continued)	Shares	Value
Financials - 9.9%
Consumer Finance - 1.8%
MasterCard, Inc. - Class A	987	$233,435

Diversified Financial Services - 4.9%
Bank of America Corp.	29,950	411,214
Citigroup, Inc. *	49,595	239,048
		650,262
Real Estate Management & Development - 3.2%
CB Richard Ellis Group, Inc. - Class A *	19,470	432,039

Health Care - 18.7%
Biotechnology - 4.6%
Human Genome Sciences, Inc. *	6,340	153,808
SIGA Technologies, Inc. *	40,320	462,672
		616,480
Health Care Equipment & Supplies - 3.4%
Heartware International, Inc. *	1,500	139,515
ResMed, Inc. *	8,190	257,903
Vermillion, Inc. *	7,010	50,753
		448,171
Health Care Providers & Services - 7.3%
Express Scripts, Inc. *	7,145	402,478
Humana, Inc. *	9,750	565,207
		967,685
Life Sciences Tools & Services - 1.2%
Life Technologies Corp. *	3,050	165,584

Pharmaceuticals - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	5,230	285,820

Industrials - 6.7%
Aerospace & Defense - 1.0%
Spirit Aerosystems Holdings, Inc. - Class A *	5,965	140,893

Electrical Equipment - 1.4%
Polypore International, Inc. *	3,930	189,230

Machinery - 2.0%
Barnes Group, Inc.	13,165	260,930

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.8% (Continued)	Shares	Value
Industrials - 6.7% (Continued)
Professional Services - 2.3%
Acacia Research Corp. *	12,450	$303,780

Information Technology - 18.9%
Communications Equipment - 1.6%
Plantronics, Inc.	6,055	214,347

Computers & Peripherals - 7.2%
Apple, Inc. *	1,740	590,417
NCR Corp. *	11,090	181,876
Xyratex Ltd. *	14,070	187,553
		959,846
Electronic Equipment, Instruments & Components - 2.9%
Corning, Inc.	8,715	193,560
Power-One, Inc. *	18,065	193,296
		386,856
Internet Software & Services - 1.0%
Mercadolibre, Inc. *	1,935	131,154

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. *	9,020	139,314
Lam Research Corp. *	2,400	119,736
MEMC Electronic Materials, Inc. *	12,985	144,004
Veeco Instruments, Inc. *	6,465	279,676
		682,730
Software - 1.1%
Taleo Corp. - Class A *	4,700	138,462

Materials - 6.3%
Chemicals - 4.2%
Albemarle Corp.	4,720	265,075
Lubrizol Corp. (The)	2,781	298,847
		563,922
Containers & Packaging - 2.1%
Crown Holdings, Inc. *	8,165	272,384

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 3.0%
Equinix, Inc. *	4,479	396,033

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.8% (Continued)	Shares	Value
Telecommunication Services - 5.2% (Continued)
Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. *	7,200	$302,256

Total Common Stocks (Cost $9,813,920)		$13,277,901

Money Market Funds - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (a)	11,718	$11,718
Fidelity Institutional Money Market Portfolio - Class I, 0.21% (a)	11,717	11,717
Total Money Market Funds (Cost $23,435)		$23,435

Total Investments at Value - 100.0% (Cost $9,837,355)		$13,301,336

Other Assets in Excess of Liabilities - 0.0%		2,222

Total Net Assets - 100.0%		$13,303,558

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2011 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,277,901	$-	$-	$13,277,901
Money Market Funds	23,435	-	-	23,435
Total	$13,301,336	$-	$-	$13,301,336

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended January 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of January 31, 2011.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2011:

Tax cost of portfolio investments	$10,108,336

Gross unrealized appreciation	$3,851,976
Gross unrealized depreciation	(658,976)

Net unrealized appreciation	$3,193,000

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Common Stocks - 100.0%	Shares	Value
Consumer Discretionary - 16.8%
Automobiles - 2.8%
Ford Motor Co. *	176,465	$2,814,617
Harley-Davidson, Inc.	132,240	5,243,316
		8,057,933
Hotels, Restaurants & Leisure - 1.6%
Royal Caribbean Cruises Ltd. *	101,370	4,551,513

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. *	42,006	7,125,898
priceline.com, Inc. *	7,509	3,217,756
		10,343,654
Media - 4.6%
DIRECTV, Inc. - Class A *	215,293	9,126,270
Liberty Media Corp. - Starz - Series A *	63,413	4,227,745
		13,354,015
Multiline Retail - 1.9%
Dollar Tree, Inc. *	110,682	5,598,295

Specialty Retail - 2.4%
TJX Cos., Inc. (The)	54,245	2,570,671
Urban Outfitters, Inc. *	135,205	4,572,633
		7,143,304
Consumer Staples - 2.7%
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	74,105	5,323,703

Food Products - 0.9%
Hershey Co. (The)	57,995	2,707,787

Energy - 8.6%
Energy Equipment & Services - 3.8%
Cameron International Corporation *	87,820	4,680,806
Halliburton Co.	141,965	6,388,425
		11,069,231
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	107,602	8,293,962
EOG Resources, Inc.	54,523	5,800,702
		14,094,664

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Financials - 14.9%
Capital Markets - 3.2%
Blackrock, Inc. - Class A	29,968	$5,934,264
Goldman Sachs Group, Inc. (The)	20,489	3,352,410
		9,286,674
Commercial Banks - 2.7%
Wells Fargo & Co.	238,215	7,722,930

Consumer Finance - 2.1%
MasterCard, Inc. - Class A	25,759	6,092,261

Diversified Financial Services - 5.8%
Bank of America Corp.	722,165	9,915,326
Citigroup, Inc. *	1,468,648	7,078,883
		16,994,209
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. - Class A *	149,300	3,312,967

Health Care - 13.9%
Biotechnology - 2.5%
Celgene Corp. *	80,060	4,125,492
SIGA Technologies, Inc. *	269,801	3,095,966
		7,221,458
Health Care Providers & Services - 8.7%
Express Scripts, Inc. *	120,057	6,762,811
Humana, Inc. *	184,700	10,707,059
McKesson Corp.	36,915	2,774,900
Medco Health Solutions, Inc. *	84,335	5,146,122
		25,390,892
Life Sciences Tools & Services - 1.0%
Life Technologies Corp. *	54,470	2,957,176

Pharmaceuticals - 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	90,590	4,950,744

Industrials - 8.0%
Aerospace & Defense - 3.1%
Boeing Co. (The)	74,570	5,181,124
Honeywell International, Inc.	69,845	3,912,018
		9,093,142

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Air Freight & Logistics - 2.4%
FedEx Corp.	77,430	$6,993,478

Machinery - 2.5%
Danaher Corp.	160,940	7,412,896

Information Technology - 25.5%
Communications Equipment - 2.5%
Juniper Networks, Inc. *	102,177	3,792,810
Research In Motion Ltd. *	59,877	3,539,330
		7,332,140
Computers & Peripherals - 9.8%
Apple, Inc. *	42,807	14,525,271
EMC Corp. *	306,345	7,624,927
Hewlett-Packard Co.	142,520	6,511,739
		28,661,937
Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	224,689	4,990,343

Internet Software & Services - 3.6%
Akamai Technologies, Inc. *	80,867	3,907,493
Google, Inc. - Class A *	10,664	6,402,239
		10,309,732
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp. - Class A	115,195	5,194,142
Intel Corp.	259,565	5,570,265
		10,764,407
Software - 4.2%
Oracle Corp.	227,170	7,276,255
salesforce.com, inc. *	38,940	5,028,712
		12,304,967
Materials - 6.6%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	41,560	3,626,110
Lubrizol Corp. (The)	37,150	3,992,139
		7,618,249
Metals & Mining - 4.0%
Alcoa, Inc.	159,530	2,643,412
Allegheny Technologies, Inc.	11,500	749,685

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 100.0% (Continued)	Shares	Value
Materials - 6.6% (Continued)
Metals & Mining - 4.0% (Continued)
Freeport-McMoRan Copper & Gold, Inc.	76,645	$8,335,144
		11,728,241
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
Equinix, Inc. *	100,475	8,883,999

Total Common Stocks (Cost $236,442,608)		$292,266,941

Money Market Funds - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (a)	125,468	$125,468
Fidelity Institutional Money Market Portfolio - Class I, 0.21% (a)	125,468	125,468
Total Money Market Funds (Cost $250,936)		$250,936

Total Investments at Value - 100.1% (Cost $236,693,544)		$292,517,877

Liabilities in Excess of Other Assets - (0.1%)		(395,337)

Total Net Assets - 100.0%		$292,122,540

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2011 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$292,266,941	$-	$-	$292,266,941
Money Market Funds	250,936	-	-	250,936
Total	$292,517,877	$-	$-	$292,517,877

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended January 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of January 31, 2011.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2011:

Tax cost of portfolio investments	$242,511,011

Gross unrealized appreciation	$57,011,902
Gross unrealized depreciation	(7,005,036)

Net unrealized appreciation	$50,006,866

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 8, 2011

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	March 8, 2011